Income Taxes - Summary of Reconciliation of Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected federal tax	34.00%	34.00%
Valuation allowance	(34.00%)	(34.00%)
Total	0.00%	0.00%